SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 94.6%

SECURITY                                  SHARES            VALUE
-----------------------------------------------------------------------
Advertising -- 1.0%
-----------------------------------------------------------------------
Harte-Hanks, Inc.                              30,000       $   845,100
-----------------------------------------------------------------------
                                                            $   845,100
-----------------------------------------------------------------------
Auto and Parts -- 0.6%
-----------------------------------------------------------------------
Gentex Corp.(1)                                20,000       $   534,600
-----------------------------------------------------------------------
                                                            $   534,600
-----------------------------------------------------------------------
Banks -- 0.7%
-----------------------------------------------------------------------
Corus Bankshares, Inc.                         12,000       $   544,800
-----------------------------------------------------------------------
                                                            $   544,800
-----------------------------------------------------------------------
Biotechnology -- 0.4%
-----------------------------------------------------------------------
Human Genome Sciences, Inc.(1)                  7,000       $   236,040
Vertex Pharmaceuticals, Inc.(1)                 3,800            93,442
-----------------------------------------------------------------------
                                                            $   329,482
-----------------------------------------------------------------------
Broadcasting and Radio -- 2.6%
-----------------------------------------------------------------------
Cox Radio, Inc.(1)                             35,000       $   891,800
Entercom Communications Corp.(1)               25,000         1,250,000
-----------------------------------------------------------------------
                                                            $ 2,141,800
-----------------------------------------------------------------------
Business Services -- 6.0%
-----------------------------------------------------------------------
DiamondCluster International, Inc.(1)          45,000       $   589,500
Exult, Inc.(1)                                 43,000           690,150
Heidrick and Struggles International,
Inc.(1)                                        52,900           960,135
Hotel Reservations Network, Inc.(1)             7,000           322,000
Insight Enterprises, Inc.(1)                   10,000           246,000
Iron Mountain, Inc.(1)                         10,000           438,000
Mobile Mini, Inc.(1)                            6,000           234,720
On Assignment, Inc.(1)                         20,000           459,400
United Stationers, Inc.(1)                     30,000         1,009,500
-----------------------------------------------------------------------
                                                            $ 4,949,405
-----------------------------------------------------------------------
Chemicals -- 1.2%
-----------------------------------------------------------------------
Solutia, Inc.                                  70,000       $   981,400
-----------------------------------------------------------------------
                                                            $   981,400
-----------------------------------------------------------------------
Communications Equipment -- 0.7%
-----------------------------------------------------------------------
Polycom, Inc.(1)                               10,000       $   340,700
SECURITY                                  SHARES            VALUE
-----------------------------------------------------------------------

Communications Equipment (continued)
-----------------------------------------------------------------------
Tekelec(1)                                     15,000       $   271,650
-----------------------------------------------------------------------
                                                            $   612,350
-----------------------------------------------------------------------
Computer Software -- 8.7%
-----------------------------------------------------------------------
Activision, Inc.(1)                            15,000       $   390,150
Advent Software, Inc.(1)                       25,000         1,248,750
HNC Software, Inc.(1)                          43,300           891,980
Mercury Computer Systems, Inc.(1)              14,000           547,540
Netegrity, Inc.(1)                             40,000           774,400
NetIQ Corp.(1)                                 25,000           881,500
Numerical Technologies, Inc.(1)                15,000           528,000
Precise Software Solutions Ltd.(1)             35,000           723,100
Retek, Inc.(1)                                 21,075           629,510
SERENA Software, Inc.(1)                       28,000           608,720
-----------------------------------------------------------------------
                                                            $ 7,223,650
-----------------------------------------------------------------------
Drugs -- 4.6%
-----------------------------------------------------------------------
Adolor Corp.(1)                                17,000       $   305,150
Alkermes, Inc.(1)                              12,000           316,320
Cell Therapeutics, Inc.(1)                      7,000           168,980
Cephalon, Inc.(1)                               8,000           604,680
CV Therapeutics, Inc.(1)                       28,700         1,492,974
POZEN, Inc.(1)                                 13,000            68,250
Tanox, Inc.(1)                                  9,000           166,522
Taro Pharmaceutical Industries Ltd.(1)         12,000           479,400
ViroPharma, Inc.(1)                            10,000           229,500
-----------------------------------------------------------------------
                                                            $ 3,831,776
-----------------------------------------------------------------------
Education -- 1.6%
-----------------------------------------------------------------------
Apollo Group, Inc.(1)                           9,000       $   405,090
Career Education Corp.(1)                      26,000           891,280
-----------------------------------------------------------------------
                                                            $ 1,296,370
-----------------------------------------------------------------------
Electrical Equipment -- 1.1%
-----------------------------------------------------------------------
Pemstar, Inc.(1)                               45,000       $   540,000
Plexus Corp.(1)                                13,000           345,280
-----------------------------------------------------------------------
                                                            $   885,280
-----------------------------------------------------------------------
Electronics - Instruments -- 0.7%
-----------------------------------------------------------------------
Cognex Corp.(1)                                22,000       $   563,420
-----------------------------------------------------------------------
                                                            $   563,420
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES            VALUE
-----------------------------------------------------------------------
Electronics - Semiconductors -- 10.0%
-----------------------------------------------------------------------
Alpha Industries, Inc.(1)                      31,000       $   675,800
Applied Micro Circuits Corp.(1)                60,556           685,494
Bell Microproducts, Inc.(1)                    65,000           820,300
Dupont Photomasks, Inc.(1)                     12,000           521,400
Elantec Semiconductor, Inc.(1)                 30,000         1,152,000
Exar Corp.(1)                                  57,000         1,188,450
Genesis Microchip, Inc.(1)                      9,000           595,080
Micrel, Inc.(1)                                10,000           262,300
Microchip Technology, Inc.(1)                  15,750           610,155
Millipore Corp.                                12,000           728,400
Silicon Laboratories, Inc.(1)                   6,000           202,260
Vitesse Semiconductor Corp.(1)                 70,000           870,100
-----------------------------------------------------------------------
                                                            $ 8,311,739
-----------------------------------------------------------------------
Health Services -- 4.8%
-----------------------------------------------------------------------
Accredo Health, Inc.(1)                        15,800       $   627,260
AmeriPath, Inc.(1)                             18,200           587,132
MedQuist, Inc.(1)                              32,855           961,009
Province Healthcare Co.(1)                     42,000         1,296,120
Renal Care Group, Inc.(1)                      15,000           481,500
-----------------------------------------------------------------------
                                                            $ 3,953,021
-----------------------------------------------------------------------
Information Services -- 4.4%
-----------------------------------------------------------------------
Acxiom Corp.(1)                                74,000       $ 1,292,780
BISYS Group, Inc. (The)(1)                     14,000           895,860
Cerner Corp.(1)                                 6,000           299,580
Ixia(1)                                        26,000           334,100
Manugistics Group, Inc.(1)                     20,000           421,600
MICROS Systems, Inc.(1)                        15,000           376,500
-----------------------------------------------------------------------
                                                            $ 3,620,420
-----------------------------------------------------------------------
Internet - Software -- 2.0%
-----------------------------------------------------------------------
Network Associates, Inc.(1)                    25,000       $   646,250
Stellent, Inc.(1)                              14,000           413,840
TIBCO Software, Inc.(1)                        40,000           597,200
-----------------------------------------------------------------------
                                                            $ 1,657,290
-----------------------------------------------------------------------
Internet Services -- 0.5%
-----------------------------------------------------------------------
WebEx Communications, Inc.(1)                  18,000       $   447,300
-----------------------------------------------------------------------
                                                            $   447,300
-----------------------------------------------------------------------
SECURITY                                  SHARES            VALUE
-----------------------------------------------------------------------
Investment Services -- 2.7%
-----------------------------------------------------------------------
Downey Financial Corp.                         10,000       $   412,500
W.P. Stewart and Co., Ltd.                     23,000           602,600
Waddell & Reed Financial, Inc., Class A        36,700         1,181,740
-----------------------------------------------------------------------
                                                            $ 2,196,840
-----------------------------------------------------------------------
Manufacturing -- 0.4%
-----------------------------------------------------------------------
Roper Industries, Inc.                          7,000       $   346,500
-----------------------------------------------------------------------
                                                            $   346,500
-----------------------------------------------------------------------
Medical - Biomed / Genetics -- 7.1%
-----------------------------------------------------------------------
Abgenix, Inc.(1)                               20,000       $   672,800
Affymetrix, Inc.(1)                            27,400         1,034,350
ArQule, Inc.(1)                                 3,000            51,000
Aviron(1)                                      10,200           507,246
Charles River Laboratories, Inc.(1)            11,700           391,716
deCode Genetics, Inc.(1)                       50,000           490,000
Incyte Genomics, Inc.(1)                       15,000           291,600
Myriad Genetics, Inc.(1)                        9,000           473,760
Neurocrine Biosciences, Inc.(1)                23,100         1,185,261
Transkaryotic Therapies, Inc.(1)               14,000           599,200
XOMA Ltd.(1)                                   15,000           147,750
-----------------------------------------------------------------------
                                                            $ 5,844,683
-----------------------------------------------------------------------
Medical Products -- 6.0%
-----------------------------------------------------------------------
Aradigm Corp.(1)                               72,000       $   511,200
Closure Medical Corp.(1)                       13,400           313,024
Cytyc Corp.(1)                                 37,000           965,700
Haemonetics Corp.(1)                           30,000         1,017,600
Novoste Corp.(1)                               22,000           192,280
Resmed, Inc.(1)                                 8,000           431,360
Thoratec Corp.(1)                              65,931         1,120,827
Wilson Greatbatch Technologies, Inc.(1)        12,100           436,810
-----------------------------------------------------------------------
                                                            $ 4,988,801
-----------------------------------------------------------------------
Medical Services -- 1.5%
-----------------------------------------------------------------------
Dianon Systems, Inc.(1)                         9,000       $   547,200
Stericycle, Inc.(1)                            12,000           730,560
-----------------------------------------------------------------------
                                                            $ 1,277,760
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.1%
-----------------------------------------------------------------------
Core Laboratories N.V.(1)                      15,000       $   210,300

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES            VALUE
-----------------------------------------------------------------------

Oil and Gas - Equipment and Services (continued)
-----------------------------------------------------------------------
Varco International, Inc.(1)                   22,050       $   330,309
Veritas DGC, Inc.(1)                           20,000           370,000
-----------------------------------------------------------------------
                                                            $   910,609
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 4.2%
-----------------------------------------------------------------------
Newfield Exploration Co.(1)                    28,600       $ 1,015,586
Noble Affiliates, Inc.                         20,000           705,800
Spinnaker Exploration Co.(1)                    9,600           395,136
Vintage Petroleum, Inc.                        21,000           303,450
XTO Energy, Inc.                               60,000         1,050,000
-----------------------------------------------------------------------
                                                            $ 3,469,972
-----------------------------------------------------------------------
Publishing -- 1.1%
-----------------------------------------------------------------------
McClatchy Co., (The) Class A                   20,000       $   940,000
-----------------------------------------------------------------------
                                                            $   940,000
-----------------------------------------------------------------------
Retail - Food and Drug -- 2.8%
-----------------------------------------------------------------------
Duane Reade, Inc.(1)                           25,100       $   761,785
Sonic Corp.(1)                                 15,000           540,000
Whole Foods Market, Inc.(1)                    24,000         1,045,440
-----------------------------------------------------------------------
                                                            $ 2,347,225
-----------------------------------------------------------------------
Retail - Restaurants -- 3.6%
-----------------------------------------------------------------------
AFC Enterprises, Inc.(1)                       55,000       $ 1,561,450
Applebee's International, Inc.                 27,500           940,500
Cheesecake Factory, Inc. (The)(1)              15,000           521,550
-----------------------------------------------------------------------
                                                            $ 3,023,500
-----------------------------------------------------------------------
Retail - Specialty and Apparel -- 4.1%
-----------------------------------------------------------------------
99 Cents Only Stores(1)                        24,100       $   918,210
AnnTaylor Stores Corp.(1)                      40,000         1,400,000
Coach, Inc.(1)                                 15,000           584,700
Hot Topic, Inc.(1)                             14,800           464,572
-----------------------------------------------------------------------
                                                            $ 3,367,482
-----------------------------------------------------------------------
Semiconductor Equipment -- 1.7%
-----------------------------------------------------------------------
LTX Corp.(1)                                   20,000       $   418,800
Maxim Integrated Products, Inc.(1)              8,105           425,594
Pericom Semiconductor Corp.(1)                 16,000           232,000
SIPEX Corp.(1)                                 25,000           321,250
-----------------------------------------------------------------------
                                                            $ 1,397,644
-----------------------------------------------------------------------
SECURITY                                  SHARES            VALUE
-----------------------------------------------------------------------
Software Services -- 3.0%
-----------------------------------------------------------------------
Embarcadero Technologies, Inc.(1)              30,000       $   726,000
Manhattan Associates, Inc.(1)                  16,200           472,230
SonicWALL, Inc.(1)                             48,000           933,120
SpeechWorks International, Inc.(1)             35,000           393,750
-----------------------------------------------------------------------
                                                            $ 2,525,100
-----------------------------------------------------------------------
Telecommunications - Services -- 3.2%
-----------------------------------------------------------------------
Alamosa Holdings, Inc.(1)                      74,500       $   888,785
Catapult Communications Corp.(1)               20,000           521,200
DMC Stratex Networks, Inc.(1)                  60,000           466,800
Metro One Telecommunications, Inc.(1)          15,000           453,750
Sonus Networks, Inc.(1)                        65,000           300,300
-----------------------------------------------------------------------
                                                            $ 2,630,835
-----------------------------------------------------------------------
Transportation -- 0.5%
-----------------------------------------------------------------------
Swift Transportation Co., Inc.(1)              20,000       $   430,200
-----------------------------------------------------------------------
                                                            $   430,200
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $65,949,174)                            $78,426,354
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 5.4%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)   VALUE
-----------------------------------------------------------------------
American General Corp., 1.75%, 1/2/02         $ 2,185       $ 2,184,894
General Electric Capital Corp., 1.92%,
1/7/02                                          2,252         2,251,279
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $4,436,173)                          $ 4,436,173
-----------------------------------------------------------------------
Total Investments -- 100.0%
   (identified cost $70,385,347)                            $82,862,527
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.0)%                    $      (323)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                        $82,862,204
-----------------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2001
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $70,385,347)         $82,862,527
Cash                                              940
Receivable for investments sold               226,951
Dividends receivable                            8,715
Prepaid expenses                                  440
-----------------------------------------------------
TOTAL ASSETS                              $83,099,573
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $   217,630
Payable to affiliate for Trustees' fees         1,878
Accrued expenses                               17,861
-----------------------------------------------------
TOTAL LIABILITIES                         $   237,369
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $82,862,204
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $70,385,024
Net unrealized appreciation (computed on
   the basis of identified cost)           12,477,180
-----------------------------------------------------
TOTAL                                     $82,862,204
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2001
Investment Income
------------------------------------------------------
Interest                                  $    108,021
Dividends                                       78,388
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    186,409
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    529,705
Trustees' fees and expenses                      8,215
Custodian fee                                   66,070
Legal and accounting services                   31,057
Miscellaneous                                    3,417
------------------------------------------------------
TOTAL EXPENSES                            $    638,464
------------------------------------------------------

NET INVESTMENT LOSS                       $   (452,055)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(23,800,953)
------------------------------------------------------
NET REALIZED LOSS                         $(23,800,953)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $   (655,537)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $   (655,537)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(24,456,490)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(24,908,545)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2001  DECEMBER 31, 2000
------------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (452,055) $        (263,922)
   Net realized gain (loss)                     (23,800,953)         6,114,497
   Net change in unrealized appreciation
      (depreciation)                               (655,537)       (15,749,298)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $     (24,908,545) $      (9,898,723)
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      29,727,414  $      31,114,991
   Withdrawals                                  (26,385,516)       (24,610,799)
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $       3,341,898  $       6,504,192
------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $     (21,566,647) $      (3,394,531)
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $     104,428,851  $     107,823,382
------------------------------------------------------------------------------
AT END OF YEAR                            $      82,862,204  $     104,428,851
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                   YEAR ENDED DECEMBER 31,
                                  ----------------------------------------------------------
                                    2001        2000         1999         1998        1997
--------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.75%        0.74%        0.76%       0.76%       0.75%
   Net investment loss              (0.53)%      (0.23)%      (0.32)%     (0.26)%     (0.10)%
Portfolio Turnover                     92%         136%         103%        116%        156%
--------------------------------------------------------------------------------------------
TOTAL RETURN*                      (23.40)%         --           --          --          --
--------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $82,862     $104,429     $107,823     $78,750     $77,969
--------------------------------------------------------------------------------------------

 * Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Special Equities Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the state of New York on May 1, 1992. The Portfolio seeks to achieve growth of capital by investing primarily in common stocks of emerging growth companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sales prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable and other assets will be appraised at their fair value as determined in good faith by or at the direction of the Trustees of the Portfolio.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For year ended December 31, 2001, $884 in credit balances were used to reduce the Portfolio's custodian fee.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is at the annual rate of 0.625% of the Portfolio's average daily net assets. For the year ended December 31, 2001, the fee amounted to $529,705. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2001, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $78,996,860 and $76,668,902, respectively, for the year ended December 31, 2001.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $71,278,693
    -----------------------------------------------------
    Gross unrealized appreciation             $15,536,002
    Gross unrealized depreciation              (3,952,168)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $11,583,834
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2001.

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2001

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF SPECIAL EQUITIES PORTFOLIO
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Special Equities Portfolio (the "Portfolio") at December 31, 2001, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2002

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 2001

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Eaton Vance Special Equities Fund (the
Fund) and Special Equities Portfolio (the Portfolio) are responsible for the overall management and supervision of the Fund's and Portfolio's affairs. The Trustees and officers of the Fund and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years.

INTERESTED TRUSTEE(S)

NAME,                      POSITION(S)             TERM OF OFFICE
ADDRESS                     WITH THE                AND LENGTH OF             PRINCIPAL OCCUPATION(S)
AND AGE                  TRUST/PORTFOLIO             SERVICE(3)               DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Jessica M.               Trustee          Trustee Since                       President and Chief Executive Officer of
Bibliowicz(1)                             1998                                National Financial Partners (financial
Age 42                                                                        services company) (since April 1999).
The Eaton Vance                                                               President and Chief Operating Officer of
Building                                                                      John A. Levin & Co. (registered
255 State Street                                                              investment advisor) (July 1997 to
Boston, MA 02109                                                              April 1999) and a Director of Baker,
                                                                              Fentress & Company which owns John A.
                                                                              Levin & Co., a registered investment
                                                                              advisor (July 1997 to April 1999).
                                                                              Executive Vice President of Smith Barney
                                                                              Mutual Funds (July 1994 to June 1997).
James B. Hawkes(2)       President and    President and Trustee of Trust      Chairman, President and Chief Executive
Age 60                   Trustee          Since 1989 and of Portfolio Since   Officer of BMR, EVM their corporate
The Eaton Vance                           1993                                parent (Eaton Vance Corp. (EVC)) and
Building                                                                      corporate trustee (Eaton Vance, Inc.
255 State Street                                                              (EV)); Vice President of EVD. President
Boston, MA 02109                                                              or officer of 170 funds managed by EVM
                                                                              or its affiliates.

NAME,                     NUMBER OF PORTFOLIOS
ADDRESS                      IN FUND COMPLEX       OTHER DIRECTORSHIPS
AND AGE                  OVERSEEN BY TRUSTEE(4)    HELD
-----------------------
Jessica M.                              165
Bibliowicz(1)
Age 42
The Eaton Vance
Building
255 State Street
Boston, MA 02109
James B. Hawkes(2)                      167        Director of EVC, EV and EVD.
Age 60
The Eaton Vance
Building
255 State Street
Boston, MA 02109

 (1) Ms. Bibliowicz is deemed to be an interested person of the Fund and the Portfolio because of her affiliation with a brokerage firm.
 (2) Mr. Hawkes is an interested person of the Fund and the Portfolio because of his position as Director, Chairman, President and Chief Executive Officer of BMR, EVM, and EVC, which are affiliates of the Fund and EVM.
 (3)  Trustees and officers serve for an indefinite term.
 (4)  Includes both master and feeder funds in a master feeder structure.

DISINTERESTED DIRECTORS(S)

NAME,                      POSITION(S)             TERM OF OFFICE
ADDRESS                     WITH THE                AND LENGTH OF             PRINCIPAL OCCUPATION(S)
AND AGE                  TRUST/PORTFOLIO             SERVICE(3)               DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Donald R. Dwight         Trustee          Trustee Since                       President of Dwight Partners, Inc.
Age 70                                    1989                                (corporate relations and communications
The Eaton Vance                                                               company).
Building
255 State Street
Boston, MA 02109
Samuel L. Hayes, III     Trustee          Trustee Since                       Jacob H. Schiff Professor of Investment
Age 67                                    1993                                Banking Emeritus, Harvard University
The Eaton Vance                                                               Graduate School of Business
Building                                                                      Administration.
255 State Street
Boston, MA 02109
Norton H. Reamer         Trustee          Trustee Since                       Chairman and Chief Operating Officer,
Age 66                                    1993                                Hellman, Jordan Management Co., Inc. (an
The Eaton Vance                                                               investment management company).
Building                                                                      President, Unicorn Corporation
255 State Street                                                              (investment and financial advisory
Boston, MA 02109                                                              services company) (since
                                                                              September 2000). Formerly, Chairman of
                                                                              the Board, United Asset Management
                                                                              Corporation (a holding company owning
                                                                              institutional investment management
                                                                              firms) and Chairman, President and
                                                                              Director, UAM Funds (mutual funds).

NAME,                     NUMBER OF PORTFOLIOS
ADDRESS                      IN FUND COMPLEX       OTHER DIRECTORSHIPS
AND AGE                  OVERSEEN BY TRUSTEE(4)    HELD
-----------------------
Donald R. Dwight                        167        Trustee/Director of the Royce Funds
Age 70                                             (consisting of 17 portfolios).
The Eaton Vance
Building
255 State Street
Boston, MA 02109
Samuel L. Hayes, III                    170        Director of Tiffany & Co. Director of
Age 67                                             Telect, Inc.
The Eaton Vance
Building
255 State Street
Boston, MA 02109
Norton H. Reamer                        170
Age 66
The Eaton Vance
Building
255 State Street
Boston, MA 02109

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 2001

MANAGEMENT AND ORGANIZATION CONT'D

DISINTERESTED DIRECTORS(S) (CONTINUED)

NAME,                      POSITION(S)             TERM OF OFFICE
ADDRESS                     WITH THE                AND LENGTH OF             PRINCIPAL OCCUPATION(S)
AND AGE                  TRUST/PORTFOLIO             SERVICE(3)               DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Lynn A. Stout            Trustee          Trustee Since                       Professor of Law, University of
Age 44                                    1998                                California at Los Angeles School of Law
The Eaton Vance                                                               (since July 2001). Formerly, Professor
Building                                                                      of Law, Georgetown University Law Center
255 State Street                                                              (prior to July 2001).
Boston, MA 02109
Jack L. Treynor          Trustee          Trustee Since                       Investment Adviser and Consultant.
Age 72                                    1993
The Eaton Vance
Building
255 State Street
Boston, MA 02109

NAME,                     NUMBER OF PORTFOLIOS
ADDRESS                      IN FUND COMPLEX       OTHER DIRECTORSHIPS
AND AGE                  OVERSEEN BY TRUSTEE(4)    HELD
-----------------------
Lynn A. Stout                           165
Age 44
The Eaton Vance
Building
255 State Street
Boston, MA 02109
Jack L. Treynor                         167
Age 72
The Eaton Vance
Building
255 State Street
Boston, MA 02109

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME,                      POSITION(S)             TERM OF OFFICE
ADDRESS                     WITH THE                AND LENGTH OF             PRINCIPAL OCCUPATION(S)
AND AGE                  TRUST/PORTFOLIO             SERVICE(3)               DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Duke Laflamme            Vice President   Vice President Since 2001           Vice President of EVM and BMR since
Age 32                   of Trust                                             November 2001. Officer of 9 investment
The Eaton Vance                                                               companies managed by EVM or BMR. Prior
Building                                                                      to November 2001, Mr. Laflamme was an
255 State Street                                                              Assistant Vice President and Research
Boston, MA 02109                                                              Associate for EVM and BMR. Prior to
                                                                              January 1998, he was an assistant
                                                                              Portfolio Manager at Norwest Investment
                                                                              Manager.
Edward E. Smiley, Jr.    Vice President   Vice President Since 1996           Vice President of EVM and BMR. Officer
Age 57                   of Trust and                                         of 34 investment companies managed by
The Eaton Vance          Portfolio                                            EVM or BMR.
Building
255 State Street
Boston, MA 02109
Alan R. Dynner           Secretary        Secretary Since 1997                Vice President, Secretary and Chief
Age 61                                                                        Legal Officer of BMR, EVM and EVC; Vice
The Eaton Vance                                                               President, Secretary and Clerk of EVD.
Building                                                                      Secretary of 170 funds managed by EVM
255 State Street                                                              and its affiliates.
Boston, MA 02109
James L. O'Connor        Treasurer        Treasurer of Trust Since 1989 and   Vice President of BMR and EVM; Vice
Age 56                                    of Portfolio Since 1993             President of EVD. Treasurer of 170 funds
The Eaton Vance                                                               managed by EVM and its affiliates.
Building
255 State Street
Boston, MA 02109

NAME,
ADDRESS
AND AGE
-----------------------
Duke Laflamme
Age 32
The Eaton Vance
Building
255 State Street
Boston, MA 02109
Edward E. Smiley, Jr.
Age 57
The Eaton Vance
Building
255 State Street
Boston, MA 02109
Alan R. Dynner
Age 61
The Eaton Vance
Building
255 State Street
Boston, MA 02109
James L. O'Connor
Age 56
The Eaton Vance
Building
255 State Street
Boston, MA 02109

The statement of additional information for the Fund includes additional information about the Trustees and officers of the Fund and Portfolio and can be obtained, without charge, by calling 1-800-225-6265.

INVESTMENT ADVISER OF SPECIAL EQUITIES PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF EATON VANCE SPECIAL EQUITIES FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AND DIVIDEND DISBURSING AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI  02940-9653
(800) 262-1122


INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
160 Federal Street
Boston, MA 02110


                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:



- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.



- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).



- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.


        For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122

EATON VANCE SPECIAL EQUITIES FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

172-2/02                                                                  SESRC